Derivative Financial Instruments - Schedule of Interest Rate Risk, Movements in the Hedging Reserve (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Derivative Financial Instruments
Cumulative fair value change at the beginning	€ 1,799	€ (21,559)	€ 1,343
Fair value adjustment for the year	(5,003)	13,079	(18,505)
Items recycled for the year	(2,582)	1,527	(776)
Cumulative fair value change at the end	(8,958)	1,799	(21,559)
Interest rate risk hedging
Derivative Financial Instruments
Cumulative fair value change at the beginning	(14,945)	(11,790)	3,163
Fair value adjustment for the year	5,864	(3,265)	(14,177)
Ineffectiveness	(1,511)	0	0
Items recycled for the year	753	110	(776)
Cumulative fair value change at the end	€ (9,839)	€ (14,945)	€ (11,790)